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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

David K. James, esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a).

Q3 All-Weather Sector Rotation Fund

Investor Class (QAWSX)
Institutional Class (QAISX)

Q3 All-Weather Tactical Fund

Investor Class (QAWTX)
Institutional Class (QAITX)
C Class (QACTX)

Semi-Annual Report

May 31, 2021
(Unaudited)

Q3 ALL-WEATHER FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	May 31, 2021

Dear Shareholders:

This semiannual report for the Q3 All-Weather Funds covers the period December 1, 2020 through May 31, 2021. The All-Weather Funds are a series of Funds advised by Q3 Asset Management, which are actively managed using systematic, quantitative approaches to asset allocation in order to adjust to evolving market environments.

Q3 All-Weather Sector Rotation Fund (QAISX, QAWSX)

For the period, the Fund had returns of 11.69% in the Investor class shares and 11.87% in the Institutional class shares, versus a return of 13.77% for the Morningstar Moderately Aggressive Target Risk Index during the same timeframe. The Fund’s investment objective is to seek long-term growth of capital.

The Fund began the period fully invested in equities with emphasis on the technology sector, as that had led equities for the period since the overall market’s COVID lows in the spring of 2020. Technology continued to be overweighted into the first few months of 2021. Into the spring, however, value-based equity sectors began to show increasing strength and were added to the portfolio. These sectors included Basic Materials, Alternative Energy, and Industrials. While the market exhibited a rotation towards defensive areas of the market, the tech sector still remained relatively strong. Holdings in sectors such as Mobile Payments and Global Technology remained in the Fund throughout the period.

A sudden shift from growth to value creates a challenging market for any sector rotation strategy as it tries to avoid being “whipsawed.” Quick moves into and out of the leading sectors can result in a series of small losses if the market does not exhibit some semblance of follow through. The Fund experienced this, to a degree, in the later months of the period while the market was attempting to find a balance between value and growth sectors.

Q3 All-Weather Tactical Fund (QAITX, QAWTX, QACTX)

The Fund returned 5.12% for the period for the Investor class shares and 5.62% for the Institutional class shares, versus a return of 9.82% for the Morningstar Moderate Target Risk Index for the period. QACTX, “C Class” shares began trading on March 18, 2021. The Fund’s investment objective seeks a positive rate of return over a calendar year regardless of market conditions. Equity investments are based solely on the price movements of the NASDAQ 100 Index. As the Fund begins to exhibit downside volatility, positions in Government Bonds (long or inverse) may be taken.

The Fund began the period fully invested in a NASDAQ 100 Index ETF fund. Beginning in late January 2021, the Fund began to lighten its exposure to equities to 80%, then 60% and finally down to 40% in early February. These trades were triggered by an increase in downside volatility in the NASDAQ 100 Index. Offsetting these trades were investments in inverse government bond funds. As fears of rising inflation and interest rate hikes overtook the fixed income markets, US Government bonds began to underperform. The Fund was able to take advantage of this by investing in inverse US Government bond funds.

1

The Fund remained partially invested in NASDAQ holdings through early April, while the bond position flipped from inverse to long bonds in the latter part of March. As the NASDAQ reestablished dominance, the Fund switched to a fully invested stance for most of April and into May. Volatility returned later in the month, which led to the NASDAQ positions decreasing in favor of bonds.

The All-Weather Funds are created to work together in a portfolio to seek return and manage risk for an investor through changing market conditions. If you have any questions about the Funds, please visit us at our website www.Q3AllWeatherFunds.com or email info@Q3Tactical.com

Very truly yours,

Brad Giaimo	Bruce Greig, CFA	Adam Quiring
Portfolio Manager	Portfolio Manager	Portfolio Manager

Q3 Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC. The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They may not comprise the entire investment portfolio of the Fund, may be sold at any time, and may no longer be held by the Fund. For a complete list of securities held by each Fund as of May 31, 2021, please see the Schedules of Investments sections of the Semi-Annual Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates.

2

Q3 ALL-WEATHER FUNDS
PORTFOLIO INFORMATION
May 31, 2021 (Unaudited)

Q3 ALL-WEATHER SECTOR ROTATION FUND

Sector Diversification (% of Net Assets)

Q3 ALL-WEATHER TACTICAL FUND

Sector Diversification (% of Net Assets)

3

Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS — 99.5%	Shares	Value
ETFMG Prime Mobile Payments ETF (a)	16,000	$1,109,760
Fidelity MSCI Consumer Discretionary Index ETF	14,000	1,102,500
Fidelity MSCI Industrials Index ETF	20,800	1,151,696
iShares Global Tech ETF	3,400	1,088,442
VanEck Vectors Retail ETF	6,400	1,093,376
Vanguard Industrials ETF	5,600	1,125,432
Total Exchange-Traded Funds (Cost $6,407,118)		$6,671,206

MONEY MARKET FUNDS — 1.6%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $110,483)	110,483	$110,483

Investments at Value — 101.1% (Cost $6,517,601)		$6,781,689

Liabilities in Excess of Other Assets — (1.1%)		(75,950)

Net Assets — 100.0%		$6,705,739

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2021.

See accompanying notes to financial statements.

4

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS — 93.6%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $94,656,831)	302,000	$100,846,860

MONEY MARKET FUNDS — 34.5%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (a) (Cost $37,155,472)	37,155,472	$37,155,472

Investments at Value — 128.1% (Cost $131,812,303)		$138,002,332

Liabilities in Excess of Other Assets — (28.1%)		(30,237,468)

Net Assets — 100.0%		$107,764,864

(a)	The rate shown is the 7-day effective yield as of May 31, 2021.

See accompanying notes to financial statements.

5

Q3 ALL-WEATHER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	Q3 All-Weather	Q3 All-Weather
	Sector Rotation	Tactical
	Fund	Fund
ASSETS
Investments in securities:
At cost	$6,517,601	$131,812,303
At value (Note 2)	$6,781,689	$138,002,332
Receivable for capital shares sold	—	62,146
Receivable for investment securities sold	—	16,443,508
Receivable from Adviser (Note 4)	2,770	—
Dividend receivable	5	218
Other assets	11,637	25,423
Total assets	6,796,101	154,533,627

LIABILITIES
Payable for capital shares redeemed	76,663	45,084
Payable for investment securities purchased	—	46,604,110
Payable to Adviser (Note 4)	—	90,380
Payable to administrator (Note 4)	8,558	17,367
Accrued distribution fees (Note 4)	274	596
Other accrued expenses	4,867	11,226
Total liabilities	90,362	46,768,763

NET ASSETS	$6,705,739	$107,764,864

NET ASSETS CONSIST OF:
Paid-in capital	$6,153,937	$101,068,163
Accumulated earnings	551,802	6,696,701
NET ASSETS	$6,705,739	$107,764,864

See accompanying notes to financial statements.

6

Q3 ALL-WEATHER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited) (Continued)

	Q3 All-Weather	Q3 All-Weather
	Sector Rotation	Tactical
	Fund	Fund
NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class	$266,288	$326,541
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	24,035	27,838
Net asset value, offering price and redemption price per share (Note 2)	$11.08	$11.73

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$6,439,451	$107,204,990
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	579,148	9,057,326
Net asset value, offering price and redemption price per share (Note 2)	$11.12	$11.84

C CLASS
Net assets applicable to C Class	N/A	$233,333
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	19,770
Net asset value, offering price and redemption price per share (Note 2)	N/A	$11.80

See accompanying notes to financial statements.

7

Q3 ALL-WEATHER FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2021 (Unaudited)

	Q3 All-Weather	Q3 All-Weather
	Sector Rotation	Tactical
	Fund	Fund
INVESTMENT INCOME
Dividend income	$21,771	$362,169

EXPENSES
Management fees (Note 4)	29,349	448,175
Administration fees (Note 4)	13,250	44,694
Fund accounting fees (Note 4)	16,545	21,243
Transfer agent fees (Note 4)	12,500	17,452
Registration and filing fees	8,410	20,873
Legal fees	13,225	15,881
Trustees’ fees (Note 4)	8,350	8,350
Audit and tax services fees	5,499	7,749
Compliance fees (Note 4)	6,000	6,060
Postage and supplies	3,938	7,330
Custody and bank service fees	3,818	4,537
Insurance	1,531	1,783
Distribution fees - Investor Class (Note 4)	176	352
Distribution fees - C Class (Note 4)	—	230
Borrowing costs (Note 5)	—	123
Other expenses	6,352	10,021
Total expenses	128,943	614,853
Management fees reduced and/or expense reimbursements by the Adviser (Note 4)	(71,836)	(3,192)
Net expenses	57,107	611,661

NET INVESTMENT LOSS	(35,336)	(249,492)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	837,155	2,084,079
Net change in unrealized appreciation (depreciation) on investments	(198,849)	2,035,088
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	638,306	4,119,167

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$602,970	$3,869,675

See accompanying notes to financial statements.

8

Q3 ALL-WEATHER SECTOR ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2021	November 30,
	(Unaudited)	2020 (a)
FROM OPERATIONS
Net investment loss	$(35,336)	$(41,348)
Net realized gains (losses) from investment transactions	837,155	(472,757)
Net change in unrealized appreciation (depreciation) on investments	(198,849)	462,937
Net increase (decrease) in net assets resulting from operations	602,970	(51,168)

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	185,104	89,663
Payments for shares redeemed	(24,729)	(867)
Net increase in Investor net assets from capital share transactions	160,375	88,796

Institutional Class
Proceeds from shares sold	1,945,626	5,904,813
Payments for shares redeemed	(586,296)	(1,359,377)
Net increase in Institutional net assets from capital share transactions	1,359,330	4,545,436

TOTAL INCREASE IN NET ASSETS	2,122,675	4,583,064

NET ASSETS
Beginning of period	4,583,064	—
End of period	$6,705,739	$4,583,064

CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	17,035	9,371
Shares redeemed	(2,278)	(93)
Net increase in shares outstanding	14,757	9,278
Shares outstanding at beginning of period	9,278	—
Shares outstanding at end of period	24,035	9,278

Institutional Class
Shares sold	181,517	599,302
Shares redeemed	(54,069)	(147,602)
Net increase in shares outstanding	127,448	451,700
Shares outstanding at beginning of period	451,700	—
Shares outstanding at end of period	579,148	451,700

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

See accompanying notes to financial statements.

9

Q3 ALL-WEATHER TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2021	November 30,
	(Unaudited) (a)	2020 (b)
FROM OPERATIONS
Net investment loss	$(249,492)	$(418,498)
Net realized gains from investment transactions	2,084,079	4,516,820
Net change in unrealized appreciation (depreciation) on investments	2,035,088	4,154,941
Net increase in net assets resulting from operations	3,869,675	8,253,263

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investor Class	(13,014)	—
Institutional Class	(5,413,223)	—
C Class	—	—
Decrease in net assets from distributions to shareholders	(5,426,237)	—

CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from shares sold	221,243	152,454
Net asset value of shares issued in reinvestment of distributions to shareholders	12,922	—
Payments for shares redeemed	(72,698)	(1,398)
Net increase in Investor net assets from capital share transactions	161,467	151,056

Institutional Class
Proceeds from shares sold	46,749,934	102,717,886
Net asset value of shares issued in reinvestment of distributions to shareholders	5,260,413	—
Payments for shares redeemed	(15,147,003)	(39,063,718)
Net increase in Institutional net assets from capital share transactions	36,863,344	63,654,168

C Class
Proceeds from shares sold	240,056	—
Payments for shares redeemed	(1,928)	—
Net increase in C Class net assets from capital share transactions	238,128	—

TOTAL INCREASE IN NET ASSETS	35,706,377	72,058,487

NET ASSETS
Beginning of period	72,058,487	—
End of period	$107,764,864	$72,058,487

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (March 18, 2021) through May 31, 2021.

(b)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

See accompanying notes to financial statements.

10

Q3 ALL-WEATHER TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	May 31, 2021	November 30,
	(Unaudited) (a)	2020 (b)
CAPITAL SHARE ACTIVITY
Investor Class
Shares sold	18,405	14,671
Shares reinvested	1,109	—
Shares redeemed	(6,218)	(129)
Net increase in shares outstanding	13,296	14,542
Shares outstanding at beginning of period	14,542	—
Shares outstanding at end of period	27,838	14,542

Institutional Class
Shares sold	3,912,529	9,675,673
Shares reinvested	448,841	—
Shares redeemed	(1,263,066)	(3,716,651)
Net increase in shares outstanding	3,098,304	5,959,022
Shares outstanding at beginning of period	5,959,022	—
Shares outstanding at end of period	9,057,326	5,959,022

C Class
Shares sold	19,927	—
Shares redeemed	(157)	—
Net increase in shares outstanding	19,770	—
Shares outstanding at beginning of period	—	—
Shares outstanding at end of period	19,770	—

(a)	Except for C Class information, which represents the period from the commencement of C Class operations (March 18, 2021) through May 31, 2021.

(b)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

See accompanying notes to financial statements.

11

Q3 ALL-WEATHER SECTOR ROTATION FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period Ended
	May 31, 2021		November 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$9.92		$10.00
Income (loss) from investment operations:
Net investment loss (b)	(0.09)		(0.14)
Net realized and unrealized gains on investments	1.25		0.06	(c)
Total from investment operations	1.16		(0.08)
Net asset value at end of period	$11.08		$9.92
Total return (d)	11.69	% (e)	(0.80	%) (e)
Net assets at end of period (000’s)	$266		$92
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	6.36	% (g)	9.35	% (g)
Ratio of net expenses to average net assets (f)(h)	2.19	% (g)	2.19	% (g)
Ratio of net investment loss to average net assets (f)(h)(i)	(1.59	%) (g)	(1.67	%) (g)
Portfolio turnover rate	217	% (e)	523	% (e)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(i)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

See accompanying notes to financial statements.

12

Q3 ALL-WEATHER SECTOR ROTATION FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period Ended
	May 31, 2021		November 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$9.94		$10.00
Income (loss) from investment operations:
Net investment loss (b)	(0.06)		(0.11)
Net realized and unrealized gains on investments	1.24		0.05	(c)
Total from investment operations	1.18		(0.06)
Net asset value at end of period	$11.12		$9.94
Total return (d)	11.87	% (e)	(0.60	%) (e)
Net assets at end of period (000’s)	$6,439		$4,491
Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	4.33	% (g)	6.10	% (g)
Ratio of net expenses to average net assets (f)(h)	1.94	% (g)	1.94	% (g)
Ratio of net investment loss to average net assets (f)(h)(i)	(1.19	%) (g)	(1.31	%) (g)
Portfolio turnover rate	217	% (e)	523	% (e)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(i)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

See accompanying notes to financial statements.

13

Q3 ALL-WEATHER TACTICAL FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period Ended
	May 31, 2021		November 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$12.01		$10.00
Income (loss) from investment operations:
Net investment loss (b)	(0.08)		(0.18)
Net realized and unrealized gains on investments	0.69		2.19
Total from investment operations	0.61		2.01
Less distributions from:
Net realized gains	(0.89)		—
Net asset value at end of period	$11.73		$12.01
Total return (c)	5.12	% (d)	20.10	% (d)
Net assets at end of period (000’s)	$327		$175
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	3.93	% (f)	5.13	% (f)
Ratio of net expenses to average net assets (e)(g)	2.19	% (f)	2.19	% (f)
Ratio of net investment loss to average net assets (e)(g)(h)	(1.35	%) (f)	(1.81	%) (f)
Portfolio turnover rate (i)	1134	% (d)	3078	% (d)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(i)	Given market conditions during the periods, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was therefore traded frequently.

See accompanying notes to financial statements.

14

Q3 ALL-WEATHER TACTICAL FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period Ended
	May 31, 2021		November 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$12.06		$10.00
Income (loss) from investment operations:
Net investment loss (b)	(0.03)		(0.11)
Net realized and unrealized gains on investments	0.70		2.17
Total from investment operations	0.67		2.06
Less distributions from:
Net realized gains	(0.89)		—
Net asset value at end of period	$11.84		$12.06
Total return (c)	5.62	% (d)	20.60	% (d)
Net assets at end of period (000’s)	$107,205		$71,884
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.36	% (f)	1.55	% (f)
Ratio of net investment loss to average net assets (e)(g)	(0.55	%) (f)	(1.10	%) (f)
Portfolio turnover rate (h)	1134	% (d)	3078	% (d)

(a)	Represents the period from the commencement of operations (September 17, 2019) through May 31, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(h)	Given market conditions during the periods, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was therefore traded frequently.

See accompanying notes to financial statements.

15

Q3 ALL-WEATHER TACTICAL FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period:

	Period Ended
	May 31, 2021
	(Unaudited) (a)
Net asset value at beginning of period	$11.53
Income (loss) from investment operations:
Net investment loss (b)	(0.06)
Net realized and unrealized gains on investments	0.33
Total from investment operations	0.27
Net asset value at end of period	$11.80
Total return (c)	2.34	% (d)
Net assets at end of period (000’s)	$233
Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	7.87	% (f)
Ratio of net expenses to average net assets (e)(g)	2.94	% (f)
Ratio of net investment loss to average net assets (e)(g)(h)	(2.52	%) (f)
Portfolio turnover rate (i)	1134	% (d)(j)

(a)	Represents the period from the commencement of operations (March 18, 2021) through May 31, 2021.

(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

(h)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(i)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was therefore traded frequently.

(j)	Represents the six months ended May 31, 2021.

See accompanying notes to financial statements.

16

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Unaudited)

1. Organization

Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019.

Q3 All-Weather Sector Rotation Fund seeks to achieve long-term growth of capital.

Q3 All-Weather Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Weather Sector Rotation Fund offers two classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment) and Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $500,000 initial investment). The Q3 All-Weather Tactical Fund offers three classes of shares: Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $1,250 minimum initial investment), Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $500,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such

17

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of May 31, 2021:

Q3 All-Weather Sector Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$6,671,206	$—	$—	$6,671,206
Money Market Funds	110,483	—	—	110,483
Total	$6,781,689	$—	$—	$6,781,689

Q3 All-Weather Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$100,846,860	$—	$—	$100,846,860
Money Market Funds	37,155,472	—	—	37,155,472
Total	$138,002,332	$—	$—	$138,002,332

18

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2021.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Funds during the period ended November 30, 2020. For the six months ended May 31, 2021, the tax character of distributions paid to shareholders of Q3 All-Weather Tactical Fund was ordinary income. Q3 All-Weather Sector Rotation Fund did not pay any distributions to shareholders during the six months ended May 31, 2021.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

19

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2021:

	Q3 All-Weather
	Sector	Q3 All-Weather
	Rotation Fund	Tactical Fund
Tax cost of portfolio investments	$6,518,128	$136,314,297
Gross unrealized appreciation	$296,903	$5,305,062
Gross unrealized depreciation	(33,342)	(3,617,027)
Net unrealized appreciation	263,561	1,688,035
Capital loss carryforwards	(441,135)	—
Other gains	729,376	5,008,666
Accumulated earnings	$551,802	$6,696,701

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of November 30, 2020, the Q3 All-Weather Sector Rotation Fund had short-term capital loss carryforwards of $441,135 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized by the Fund in the current and future years to offset net realized capital gains, if any.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

20

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

For the six months ended May 31, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $13,870,445 and $12,328,198, respectively, for Q3 All-Weather Sector Rotation Fund and $1,011,300,754 and $985,582,999, respectively, for Q3 All-Weather Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by Q3 Asset Management Corporation (the “Adviser”) pursuant to the terms of an Investment Management Agreement. Each Fund pay the Adviser an investment management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the six months ended May 31, 2021, the Adviser earned $29,349 and $448,175 of fees under the Investment Advisory Agreement for Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2022, to reduce investment management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

Investor Class	Institutional Class	C Class
2.19%	1.94%	2.94%

Accordingly, during the six months ended May 31, 2021, the Adviser did not collect any of its investment management fees for Q3 All-Weather Sector Rotation Fund. In addition, the Adviser reimbursed other operating expenses of $42,487 for Q3 All-Weather Sector Rotation Fund and reimbursed other operating expenses of $3,192 for Q3 All-Weather Tactical Fund.

Under the terms of the ELA, investment management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any,

21

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2021, the Adviser may seek repayment of expense reimbursements no later than the dates below:

	Q3 All-Weather	Q3 All-Weather
	Sector Rotation Fund	Tactical Fund
November 30, 2023	$131,727	$2,870
May 31, 2024	71,836	3,192
Total	$203,563	$6,062

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund and C Class shares of Q3 All-Weather Tactical Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund and C Class shares of Q3 All-Weather Tactical Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and 1.00% of the Q3 All-Weather Tactical Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2021, the Investor Class shares of Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund incurred $176 and $352, respectively, and the C Class shares of Q3 All-Weather Tactical Fund incurred $230 of distribution fees under the Plan.

22

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2021, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Q3 All-Weather Sector Rotation Fund - Investor Class
E*TRADE Savings Bank (for the benefit of its customers)	62%
Q3 All-Weather Sector Rotation Fund - Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	53%
TD Ameritrade, Inc. (for the benefit of its customers)	25%
Q3 All-Weather Tactical Fund - Investor Class
TD Ameritrade, Inc. (for the benefit of its customers)	64%
Q3 All-Weather Tactical Fund - Institutional Class
E*TRADE Savings Bank (for the benefit of its customers)	56%
TD Ameritrade, Inc. (for the benefit of its customers)	35%
Q3 All-Weather Tactical Fund - C Class
Pershing LLC (for the benefit of its customers)	99%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2021, Q3 All-Weather Tactical Fund incurred $123 of borrowing costs charged by the custodian.

6. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May

23

Q3 ALL-WEATHER FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

31, 2021, Q3 All-Weather Sector Rotation Fund had 99.5% of the value of its net assets invested in ETFs. As of May 31, 2021, Q3 All-Weather Tactical Fund had 93.6% of the value of its net assets invested in Invesco QQQ Trust, Series 1 (“QQQ”), an ETF that tracks the Nasdaq 100 Index, and 34.5% of the value of its net assets invested in First American Government Obligations Fund – Class X (“FGXXX”). The financial statements of QQQ and FGXXX can be found at www.sec.gov.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

24

Q3 ALL-WEATHER FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2020) and held until the end of the period (May 31, 2021) for the Investor and Institutional Classes of the Funds and based on an investment of $1,000 made at the beginning of the most recent period (March 18, 2021) and held until the end of the period (May 31, 2021) for the C Class of Q3 All-Weather Tactical Fund.

The tables below illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

25

Q3 ALL-WEATHER FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	December 1, 2020	May 31, 2021	Ratio (a)	Period (b)
Q3 All-Weather Sector Rotation Fund

Investor Class
Based on Actual Fund Return	$1,000.00	$1,116.90	2.19%	$11.56
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.01	2.19%	$11.00
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,118.70	1.94%	$10.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.26	1.94%	$ 9.75

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

26

Q3 ALL-WEATHER FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning
	Account Value	Ending	Net	Expenses
	December 1,	Account Value	Expense	Paid During
	2020(a)	May 31, 2021	Ratio (b)	Period (c)
Q3 All-Weather Tactical Fund

Investor Class
Based on Actual Fund Return	$1,000.00	$1,051.20	2.19%	$11.20
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.01	2.19%	$11.00
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,056.20	1.36%	$ 6.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.15	1.36%	$ 6.84
C Class
Based on Actual Fund Return	$1,000.00	$1,123.40	2.94%	$ 6.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,010.27	2.94%	$14.74

(a)	For C Class, Beginning Account Value is as of March 18, 2021 (date of commencement of operations) for the Actual Fund Return information.

(b)	Annualized, based on each Class most recent one-half year expenses, except for C Class, which is annualized, based on the Class expenses during the period since the commencement of operations.

(c)	Expenses are equal to each Class annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), except for C Class, which is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 74/365 (to reflect the period since commencement of operations) and 182/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

27

Q3 ALL-WEATHER FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-784-2399. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

28

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE Q3 ALL-WEATHER SECTOR ROTATION FUND AND THE Q3 ALL-WEATHER TACTICAL FUND (the “Funds”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   Assets

■   Retirement Assets

■   Transaction History

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-784-2399

29

Who we are
Who is providing this notice?	Q3 All-Weather Sector Rotation Fund Q3 All-Weather Tactical Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■   Q3 Asset Management Corporation, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Funds do not jointly market.

30

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Q3-SAR-21

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

Semi-Annual Report

May 31, 2021

(Unaudited)

LYRICAL FUNDS	May 31, 2021
LETTER TO SHAREHOLDERS	(Unaudited)

Dear Fellow Shareholders,

Enclosed is the Semi-Annual Report to shareholders of the Lyrical U.S. Value Equity Fund (the “Equity Fund”) and Lyrical International Value Equity Fund (the “International Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity

The last six months have been strong for the US equity market and even stronger for value stocks. The Equity Fund has benefited from value investing’s return to outperformance, nearly doubling the return of the S&P 500. Value stocks seem to have bottomed in March 2020 and we believe a new upcycle is underway. Despite significant gains, the valuation metrics for value stocks are still attractive, and the valuation spread versus the S&P 500 is historically wide (just not as wide as it was a year ago.) Past value upcycles have lasted between six to twelve years, so given that history and today’s wide valuation spread, we believe it is still early in the value upcycle and there should be many more good years ahead for value stocks.

Since its launch on February 4, 2013 through May 31, 2021, the Equity Fund’s Institutional Class has produced a cumulative total return of +193.1%, compared to the +232.3% cumulative total return for the S&P 500® Index (the “S&P 500”). For the six months ended May 31, 2021, the Equity Fund’s Institutional Class produced a total return of +33.8% compared to the total return for the S&P 500 of +17.0%. For the six months ended May 31, 2021, the three positions that most positively impacted performance were United Rentals, Inc. (URI), Western Digital Corp (WDC), and Dell Technologies Inc Class C (DELL) with contributions of 263 basis points (bps) (up 47%), 225 bps (up 68%) and 211 bps (up 43%), respectively; conversely, the only 2 positions that negatively impacted performance were Celanese Corp (CE) and NRG Energy, Inc. (NRG), which detracted 34 bps (down 6%), and 4 bps (down 0.2%), respectively. Please see the following for commentary on these stocks for the period:

United Rentals, Inc. (URI) up 47%: URI has benefited from excellent execution and a continued recovery in demand that began in late 2020. In January, URI beat EBITDA estimates by 6%, and sales by 5%, and guided to 2021 sales 3% ahead of consensus, and EBITDA 3% ahead. The stock rose 7% on the report. In April, URI beat EBITDA by 1% and revenue by 3%, and raised 2021 guidance for sales 5%, and EBITDA 4%. URI reported that operating conditions and its own performance were improving faster than it had expected. In addition, on April 14 and 15, URI announced two new acquisitions: Franklin Equipment, which will add 20 general rental stores to the company’s Central and Southeast regions, and General Finance, a $1 bn acquisition which will expand the company’s specialty rental business into portable storage and mobile offices.

Western Digital Corp (WDC) up 68%: WDC has benefited from excellent execution, a stabilization in memory prices, and conservative industry capital investment plans. In December of 2020, WDC gained on reports that competitors planned conservative capex investments for 2021. In January, WDC beat earnings by 27%, as flash memory margins surprised to the upside, and the company gave a positive outlook for continued margin improvements. The stock rose 7% on the report. In April, WDC beat earnings by 50%, and guided to the next quarter’s earnings 42% ahead of consensus, as the positive margin trajectory continued. The company was bullish on conditions continuing to improve while at the same time noting how it had become much more agile in shifting output to wherever demand was most lucrative over the last year. Furthermore, the company has gotten past a number of complex product transitions as well, which will lead to improved economics going forward.

Dell Technologies Inc Class C (DELL) up 43%: DELL has benefited from strong execution and continued strength in demand from the global economic recovery, and the shift to work-from-home and learn-from-home that began last year. In addition, the market has reacted positively to DELL’s plans to spin off its holding in VMW, a leader in the enterprise cloud industry. In February, DELL beat earnings by 26% and sales by 7%, and guided for the next quarter’s revenue to grow in the mid-single digits, well ahead of the consensus which called for 2% growth. In April, DELL confirmed the long-expected spin-off of its 81% ownership in VMW, which is expected to occur in the fourth quarter of 2021. The stock rose 7% on the news. And in May, DELL beat earnings by 33%, and sales by 6%, in a record first quarter for the company, and raised its target for debt paydown this year from $14 bn to $16 bn.

Celanese Corp (CE) down 6%: We announced our sale of CE on February 5 of 2021. During the two months CE was in the portfolio for this reporting period, the company had no material news, except for a strong quarterly earnings report in January, when it beat earnings by 24% and sales by 15%, and guided to 2021 earnings 4% ahead of consensus.

NRG Energy, Inc. (NRG) down 0.2%: Despite good internal execution, NRG was negatively impacted in February by the extreme winter storm Uri which caused widespread grid disruptions in Texas, where NRG has a majority of its business. The storm is likely to impact the company’s EBITDA by about 25% this year. However, NRG believes that the impact of Uri is a one-time event, and will not happen again, even if a similar, unprecedented storm occurs, because of winterization plans and other measures enacted by the state of Texas in the aftermath of the storm. Excluding the impact from Uri, NRG has maintained its full year guidance, as NRG’s core operations are performing well, and the company’s integration of Direct Energy, a recent, material acquisition, is on track, and synergy attainment ahead of plan.

In analyzing the Equity Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Over the life of the Equity Fund, 79% of the Equity Fund’s investments posted gains, and 53% outperformed the S&P 500. Skew has been a positive factor, as the Equity Fund’s outperformers have outperformed by 86%, while our underperformers have underperformed by 84% over the life of the Equity Fund. For the six-month period ended May 31, 2021, 95% of the Equity Fund’s investments posted gains, and 89%

outperformed the S&P 500. For the six-month period, skew has been a positive factor as the Equity Fund’s outperformers have outperformed by 26%, while our underperformers have underperformed by 10%.

During the life of the Equity Fund we have sold forty-four positions, as nine companies announced they were being acquired, twenty two approached our estimates of fair value, for four we lost conviction in our thesis, for one the company announced or completed acquisitions which increased the complexity and decreased analyzability and for eight the risk/reward became less compelling than other opportunities. For each sale we added a new position from our pipeline of opportunities.

As of May 31, 2021, the valuation of our portfolio is 11.9 times the next twelve months consensus earnings. The S&P 500 has a valuation of 21.4 times earnings on this same basis, a premium of 80% over the Equity Fund.

Lyrical International Value Equity

In March 2020, we launched the Lyrical International Value Equity Fund to employ our value strategy in the international space. Our portfolio is constructed to be balanced and diversified across approximately 25-40 positions at time of portfolio implementation, giving us exposure to as many different types of companies and situations as possible without sacrificing our strict investment standards.

Since its launch on March 2, 2020 through May 31, 2021, the Lyrical International Value Equity Fund – Institutional Class has produced a total return of +36.6%, compared to the +31.8% total return for the MSCI EAFE. For the six months ended May 31, 2021, the International Fund’s Institutional Class produced a total return of +23.9% compared to the total return for the MSCI EAFE of +15.2%. For the six month period ended May 31, 2021, the three positions that most positively impacted performance were Ashtead Group (AHT-LON), TFI International Inc. (TFII-CA), and Entain PLC (ENT-LON) with contributions of 373 basis points (bps) (up 72%), 309 bps (up 90%) and 302 bps (up 70%), respectively; conversely, the three positions that most negatively impacted performance were Atose SE (ATO-PAR), Suzuki Motor Corp (7269-JP), and Babcock International Group PLC (BAB-GB) which detracted 119 bps (down 26%), 100 bps (down 18%) and 24 bps (down 6%), respectively. Please see the following for commentary on these stocks for the period:

Ashtead Group (AHT-LON) up 72%: We recently sold Ashtead as it appreciated to our estimate of fair value in the past six months. Based in the UK, Ashtead is the second largest equipment rental business in the U.S., where the company sees a long-term secular growth opportunity as the market is only about 50% penetrated. The market has increasingly come to appreciate both the company’s competitive advantages and its growth prospects. In 2020, for example, the company was able to grow its free cash flow by 70%. This helped prove that Ashtead’s business was far less cyclical than many believe. In April of 2021, the company hosted an analyst day, where they forecasted an increase in their rental location count by 30% over 3 years, with a 9% revenue CAGR. We continue to believe that Ashtead has attractive long-term prospects and forecast that earnings will more than double over the next five years. However, the stock has appreciated to fair value at around 9x our estimate of 5-year forward earnings power, so we sold the stock.

TFI International Inc. (TFII-CA) up 90%: TFI is a specialty transportation and logistics business in Canada, with a long history of strong earnings growth (greater than a 15% CAGR over the past decade) and excellent capital allocation led by its CEO, Alain Bedard, who is a significant owner of the business. In January of 2021, the company announced a major acquisition of the less-than-truckload business from UPS for $800 million. Under UPS, this business made no profit, but TFI believes it can significantly improve margins here as it has done with numerous previous acquisitions. The deal doubles the revenue at TFI and has the potential to be about 50% accretive to earnings per share. As such, even though the stock has appreciated significantly, we continue to see upside to our estimate of intrinsic value.

Entain PLC (ENT-LON) up 70%: Entain is one the largest online gaming businesses in the world, and the only one to own the full stack of technology required to deliver the most entertaining and safe experience to consumers. This edge allows it to operate at a 10-15% cost advantage to peers like Flutter. In April of 2021, Entain gave more color on its BetMGM joint venture with MGM, showing that they had crossed to become the #2 player in the nascent but rapidly growing online gambling space in the U.S. While this business is currently a drag on earnings, we expect it will be a materially positive contributor within our investment horizon. Entain’s core online business outside the US continued its record of delivering more than 20 quarters of double-digit organic growth. We continue to value the shares well above their current trading price.

Atos SE (ATO-PAR) down 26%: Atos is a leading IT consultant and services business. In the first quarter of 2021, organic growth at Atos fell -3.9%, with a particularly weak result from the company’s North American operation, which declined 9.4%. Most of this result came from the postponement of customer projects. Then, in April, Atos reported a material accounting weakness, related to the timing of revenue recognition, which is not expected to require any material restatements. We understand the market’s negative reaction to these items, but our diligence suggests both are transitory in nature. Through our discussions with the company, accounting experts, and peers, as well as other fundamental research, we do not see any impairment to our long-term thesis at Atos, which trades at 7x forward earnings despite being a leading player in such growth areas as business digitalization and cybersecurity.

Suzuki Motor Corp (7269-JP) down 18%: Suzuki’s biggest business is as the leading maker of automobiles in India with more than a 50% market share, which comes as a result of strong competitive advantages like: a dense network of service stations and dealers, the lowest cost manufacturing platform, and a strong brand support by the lowest prices and highest resale values in India. In February, Suzuki released a new medium-term plan where the company guided to strong results on revenue (10% CAGR to the fiscal year ending 3/2026) and market share (more than 50% market share in India), but a weak result on margin (5.5% operating margin, down from 8.4% in the year ending 3/2019). While the market reacted negatively to this margin forecast, we see it as overly conservative and more indicative of the culture at Suzuki. The company has historically beaten its long-term margin target by a wide margin. Our bottom-up analysis suggests the company can achieve a high-single-digit margin despite making significant investments in electrification alongside its partner Toyota.

Babcock International Group PLC (BAB-GB) down 6%: Babcock provides mission critical infrastructure and engineering services, including submarine maintenance for the UK Ministry of Defense and emergency aerial services across Europe. The company is amid a turnaround, as the former management team overpaid for nonstrategic assets and booked long-term contracts at margins that were not sustainable. We are encouraged by the early work of the new CEO and CFO David Lockwood and David Mellors. Babcock is largely a collection of highly attractive assets secured by the company’s engineering talent and with 80% of revenue contractually recurring with blue chip customers. In April, the company gave a business update where they announced no equity raise would be necessary during the turnaround period, which was seen as a positive. However, the company has yet to guide long-term margins, which leaves significant uncertainty. Our discussions with the company, as well as our research on the business itself leads to our view that the company can generate margins in the high-single-digits, and we see significant upside in the shares.

In analyzing the International Fund portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Over the life of the International Fund, 64% of the International Fund’s investments posted gains, and 40% outperformed the MSCI EAFE. Skew has been a positive factor, as the International Fund’s outperformers have outperformed by 43%, while our underperformers have underperformed by 22% over the life of the International Fund. For the six-month period ended May 21, 2021, 79% of the International Fund’s investments posted gains, and 60% outperformed the S&P 500. For the six-month period, skew has been a positive factor as the International Fund’s outperformers have outperformed by 33%, while our underperformers have underperformed by 14%.

During the life of the International Fund we have sold 14 positions, as two companies announced they were being acquired, four approached our estimates of fair value, for four we lost conviction in our thesis, and for four the risk/reward became less compelling than other opportunities. For each sale we added a new position from our pipeline of opportunities.

As of May 31, 2021, the valuation of our portfolio is 12.5 times the next twelve months consensus earnings. The MSCI EAFE has a valuation of 16.4 times earnings on this same basis, a premium of 32% over the International Fund.

Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

For new investors since our previous letter to the Funds’ shareholders we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiate us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies trading significantly below intrinsic value. This separates us from other value managers who focus generally on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital, and avoid volatile businesses and companies with excessive leverage. Other value investors may consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolios purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk and have strict limits on how much capital can be invested in any one position or any one industry. Our equity portfolio is constructed to be balanced and diversified across approximately 33 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington

Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at www.lyricalvaluefunds.com or call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2021, please see the Schedules of Investments section of this Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

LYRICAL U.S. VALUE EQUITY FUND PORTFOLIO INFORMATION May 31, 2021 (Unaudited)

Lyrical U.S. Value Equity Fund vs. S&P 500® Index

Sector Diversification

Top Ten Equity Holdings

% of
Security Description	Net Assets
United Rentals, Inc.	5.7%
Dell Technologies, Inc. - Class C	5.2%
Ameriprise Financial, Inc.	4.9%
XPO Logistics, Inc.	4.4%
Centene Corporation	4.3%
eBay, Inc.	4.3%
Western Digital Corporation	4.3%
Broadcom, Inc.	4.2%
Whirlpool Corporation	4.1%
Cigna Corporation	4.0%

LYRICAL INTERNATIONAL VALUE EQUITY FUND PORTFOLIO INFORMATION May 31, 2021 (Unaudited)

Lyrical International Value Equity Fund

Country Diversification

Top Ten Equity Holdings

% of
Security Description	Net Assets
Entain plc	5.8%
TFI International, Inc.	5.3%
Bollore S.A.	4.9%
Liberty Global plc - Series C	4.8%
Exor N.V.	4.7%
Hitachi Ltd.	4.7%
Nintendo Company Ltd. - ADR	4.7%
Sony Corporation	4.5%
Fairfax Financial Holdings Ltd.	4.4%
AerCap Holdings N.V.	4.4%

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 97.9%	Shares	Value
Communications — 3.4%
Cable & Satellite — 3.4%
Liberty Global plc - Series C (a)	818,106	$22,268,845

Consumer Discretionary — 15.3%
Apparel & Textile Products — 1.9%
Hanesbrands, Inc.	635,288	12,413,527

Automotive — 1.1%
Adient plc (a)	141,796	7,098,308

E-Commerce Discretionary — 4.3%
eBay, Inc.	454,314	27,658,636

Home & Office Products — 4.1%
Whirlpool Corporation	110,888	26,290,436

Retail - Discretionary — 3.9%
Lithia Motors, Inc. - Class A	43,326	15,250,319
Qurate Retail, Inc. - Series A	758,027	10,331,908
		25,582,227
Energy — 3.3%
Oil & Gas Producers — 3.3%
Suncor Energy, Inc.	925,835	21,386,789

Financials — 19.2%
Asset Management — 7.0%
Affiliated Managers Group, Inc.	86,129	14,125,156
Ameriprise Financial, Inc.	121,166	31,483,773
		45,608,929
Insurance — 6.4%
Assurant, Inc.	104,512	16,842,109
Lincoln National Corporation	348,904	24,350,010
		41,192,119
Specialty Finance — 5.8%
AerCap Holdings N.V. (a)	280,068	16,524,012
Air Lease Corporation	212,902	10,019,168
Alliance Data Systems Corporation	92,777	11,230,656
		37,773,836

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.9% (Continued)	Shares	Value
Health Care — 12.2%
Health Care Facilities & Services — 12.2%
Centene Corporation (a)	376,183	$27,687,069
Cigna Corporation	99,752	25,820,805
HCA Healthcare, Inc.	119,799	25,731,627
		79,239,501
Industrials — 10.1%
Industrial Support Services — 5.7%
United Rentals, Inc. (a)	110,159	36,788,700

Transportation & Logistics — 4.4%
XPO Logistics, Inc. (a)	196,344	28,848,824

Materials — 8.5%
Chemicals — 1.4%
Univar Solutions, Inc. (a)	330,570	8,955,142

Containers & Packaging — 7.1%
Berry Global Group, Inc. (a)	248,162	16,927,130
Crown Holdings, Inc.	228,468	23,587,036
O-I Glass, Inc. (a)	303,339	5,590,538
		46,104,704
Technology — 23.8%
Semiconductors — 4.2%
Broadcom, Inc.	58,217	27,497,636

Software — 2.2%
Concentrix Corporation (a)	90,982	13,894,771

Technology Hardware — 17.4%
Arrow Electronics, Inc. (a)	140,337	16,886,751
CommScope Holding Company, Inc. (a)	327,861	6,658,857
Dell Technologies, Inc. - Class C (a)	343,051	33,838,550
Flex Ltd. (a)	914,725	16,712,026
SYNNEX Corporation	90,120	11,409,192
Western Digital Corporation (a)	367,035	27,612,043
		113,117,419
Utilities — 2.1%
Electric Utilities — 2.1%
NRG Energy, Inc.	419,431	13,484,707

Total Common Stocks (Cost $427,422,945)		$635,205,056

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (b) (Cost $12,878,756)	12,878,756	$12,878,756

Investments at Value — 99.9% (Cost $440,301,701)		$648,083,812

Other Assets in Excess of Liabilities — 0.1%		854,039

Net Assets — 100.0%		$648,937,851

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of May 31, 2021.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS — 97.8%	Shares	Value
Australia — 0.8%
Redbubble Ltd. (a) (b)	7,535	$19,827

Canada — 19.9%
Element Fleet Management Corporation	7,675	86,781
Fairfax Financial Holdings Ltd.	253	118,824
Linamar Corporation	1,090	71,358
Suncor Energy, Inc.	4,889	112,906
TFI International, Inc.	1,492	143,011
		532,880
Denmark — 2.4%
ISS A/S (a) (b)	3,036	64,487

Finland — 2.2%
Konecranes OYJ (b)	1,306	59,596

France — 12.5%
Atos SE (b)	1,292	86,396
Bollore S.A. (b)	25,507	132,021
Elis S.A. (a) (b)	2,851	54,306
SPIE S.A. (b)	2,638	63,239
		335,962
Germany — 1.7%
Software AG (b)	1,016	44,813

Hong Kong — 3.4%
CK Hutchison Holdings Ltd. (b)	11,500	91,683

Isle of Man — 5.8%
Entain plc (a) (b)	6,665	155,827

Japan — 27.9%
Air Water, Inc. (b)	3,400	57,801
Hitachi Ltd. (b)	2,400	126,447
ITOCHU Corporation (b)	3,800	114,587
Kinden Corporation (b)	2,400	40,352
Kyudenko Corporation (b)	900	28,104
Nintendo Company Ltd. - ADR	1,624	125,568
SK Kaken Company Ltd. (b)	100	36,183
Sony Corporation (b)	1,200	119,317
Suzuki Motor Corporation (b)	2,300	100,362
		748,721

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.8% (Continued)	Shares	Value
Netherlands — 9.1%
AerCap Holdings N.V. (a)	1,986	$117,174
Exor N.V. (b)	1,479	127,325
		244,499
Spain — 3.1%
Grupo Catalana Occidente S.A. (b)	1,959	82,663

Sweden — 2.8%
Intrum AB (b)	2,109	74,473

United Kingdom — 6.2%
Babcock International Group plc (a) (b)	8,520	36,110
Liberty Global plc - Series C (a)	4,723	128,560
		164,670

Total Common Stocks (Cost $2,216,132)		$2,620,101

MONEY MARKET FUNDS — 5.9%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $158,142)	158,142	$158,142

Investments at Value — 103.7% (Cost $2,374,274)		$2,778,243

Liabilities in Excess of Other Assets — (3.7%)		(98,319)

Net Assets — 100.0%		$2,679,924

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

A/S - Aktieselskab

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.

(b)	Level 2 security (Note 2).

(c)	The rate shown is the 7-day effective yield as of May 31, 2021.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

% of
Common Stocks by Sector/Industry	Net Assets
Communications — 9.7%
Cable & Satellite	4.8%
Entertainment Content	4.9%

Consumer Discretionary — 12.2%
Automotive	6.4%
Leisure Facilities & Services	5.8%

Consumer Staples — 8.5%
Retail - Consumer Staples	4.2%
Wholesale - Consumer Staples	4.3%

Energy — 4.2%
Oil & Gas Producers	4.2%

Financials — 19.4%
Asset Management	4.7%
Insurance	7.5%
Specialty Finance	7.2%

Industrials — 26.2%
Commercial Support Services	4.4%
Diversified Industrials	4.7%
Engineering & Construction	4.9%
Industrial Support Services	3.3%
Machinery	2.2%
Transportation & Logistics	6.7%

Materials — 3.5%
Chemicals	3.5%

Technology — 14.1%
Software	1.7%
Technology Hardware	9.2%
Technology Services	3.2%
97.8%

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
ASSETS
Investments in securities:
At cost	$440,301,701	$2,374,274
At value (Note 2)	$648,083,812	$2,778,243
Receivable for capital shares sold	1,256,249	10,000
Receivable for investment securities sold	—	177,786
Receivable from Adviser (Note 4)	—	16,794
Dividends receivable	420,872	5,853
Tax reclaims receivable	—	204
Other assets	52,620	13,526
Total assets	649,813,553	3,002,406

LIABILITIES
Payable for capital shares redeemed	346,174	—
Payable for investment securities purchased	—	306,272
Payable to Adviser (Note 4)	447,217	—
Payable to administrator (Note 4)	66,772	8,520
Accrued distribution fees (Note 4)	1,734	227
Other accrued expenses and liabilities	13,805	7,463
Total liabilities	875,702	322,482

NET ASSETS	$648,937,851	$2,679,924

NET ASSETS CONSIST OF:
Paid-in capital	$487,896,035	$2,181,213
Accumulated earnings	161,041,816	498,711
NET ASSETS	$648,937,851	$2,679,924

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$641,079,002	$1,337,308
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	28,957,429	98,365
Net asset value, offering price and redemption price per share (Note 2)	$22.14	$13.60
INVESTOR CLASS
Net assets applicable to Investor Class	$7,858,849	$1,342,616
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	357,079	98,901
Net asset value, offering price and redemption price per share (Note 2)	$22.01	$13.58

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2021 (Unaudited)

	Lyrical	Lyrical
	U.S. Value	International
	Equity Fund	Value Equity Fund
INVESTMENT INCOME
Dividend income	$2,267,821	$18,231
Foreign witholding taxes on dividends	(27,238)	(2,924)
Total investment income	2,240,583	15,307

EXPENSES
Investment advisory fees (Note 4)	2,008,764	7,690
Administration fees (Note 4)	202,727	12,750
Transfer agent fees (Note 4)	52,241	12,000
Fund accounting fees (Note 4)	40,785	18,840
Registration and filing fees	32,382	7,958
Custody and bank service fees	20,229	13,303
Compliance fees (Note 4)	24,595	6,000
Legal fees	13,043	13,043
Trustees’ fees (Note 4)	8,350	8,350
Audit and tax services fees	7,950	8,250
Postage and supplies	10,375	3,172
Networking fees	13,326	51
Distribution fees - Investor Class (Note 4)	7,857	1,121
Insurance expense	3,576	1,513
Other expenses	9,488	11,038
Total expenses	2,455,688	125,079
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(108,217)	(115,002)
Net expenses	2,347,471	10,077

NET INVESTMENT INCOME (LOSS)	(106,888)	5,230

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	19,353,528	136,428
Net realized gains (losses) from foreign currency transactions (Note 2)	653	(1,007)
Net change in unrealized appreciation (depreciation) on investments	112,169,965	221,670
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	68
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	131,524,146	357,159

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,417,258	$362,389

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2021	November 30,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income (loss)	$(106,888)	$2,743,145
Net realized gains (losses) from investment transactions	19,353,528	(25,331,481)
Net realized gains (losses) from foreign currency transactions	653	(17,042)
Long-term capital gain distributions from regulated investment companies	—	111
Net change in unrealized appreciation (depreciation) on investments	112,169,965	(21,274,618)
Net increase (decrease) in net assets resulting from operations	131,417,258	(43,879,885)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,695,258)	(1,934,332)
Investor Class	(28,364)	—
Decrease in net assets from distributions to shareholders	(2,723,622)	(1,934,332)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	225,769,437	168,250,674
Net asset value of shares issued in reinvestment of distributions to shareholders	1,740,431	1,436,425
Payments for shares redeemed	(40,509,840)	(414,530,075)
Net increase (decrease) in Institutional Class net assets from capital share transactions	187,000,028	(244,842,976)

Investor Class
Proceeds from shares sold	1,588,094	1,759,911
Net asset value of shares issued in reinvestment of distributions to shareholders	22,698	—
Payments for shares redeemed	(401,533)	(3,436,305)
Net increase (decrease) in Investor Class net assets from capital share transactions	1,209,259	(1,676,394)

TOTAL INCREASE (DECREASE) IN NET ASSETS	316,902,923	(292,333,587)

NET ASSETS
Beginning of period	332,034,928	624,368,515
End of period	$648,937,851	$332,034,928

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months	Year
	Ended	Ended
	May 31, 2021	November 30,
	(Unaudited)	2020
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	11,352,090	13,714,569
Shares issued in reinvestment of distributions to shareholders	99,170	87,791
Shares redeemed	(2,102,748)	(33,017,433)
Net increase (decrease) in shares outstanding	9,348,512	(19,215,073)
Shares outstanding at beginning of period	19,608,917	38,823,990
Shares outstanding at end of period	28,957,429	19,608,917

Investor Class
Shares sold	80,574	129,832
Shares issued in reinvestment of distributions to shareholders	1,299	—
Shares redeemed	(21,472)	(256,480)
Net increase (decrease) in shares outstanding	60,401	(126,648)
Shares outstanding at beginning of period	296,678	423,326
Shares outstanding at end of period	357,079	296,678

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	May 31, 2021	November 30,
	(Unaudited)	2020 (a)
FROM OPERATIONS
Net investment income	$5,230	$4,589
Net realized gains (losses) from investment transactions	136,428	(42,226)
Net realized losses from foreign currency transactions	(1,007)	(3,903)
Net change in unrealized appreciation (depreciation) on investments	221,670	182,299
Net change in unrealized appreciation (depreciation) on foreign currency translation	68	20
Net increase in net assets resulting from operations	362,389	140,779

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,673)	—
Investor Class	(1,784)	—
Decrease in net assets from distributions to shareholders	(4,457)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	540,222	552,331
Net asset value of shares issued in reinvestment of distributions to shareholders	2,673	—
Net increase in Institutional Class net assets from capital share transactions	542,895	552,331

Investor Class
Proceeds from shares sold	500,953	583,250
Net asset value of shares issued in reinvestment of distributions to shareholders	1,784	—
Net increase in Investor Class net assets from capital share transactions	502,737	583,250

TOTAL INCREASE IN NET ASSETS	1,403,564	1,276,360

NET ASSETS
Beginning of period	1,276,360	—
End of period	$2,679,924	$1,276,360

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months	Period
	Ended	Ended
	May 31, 2021	November 30,
	(Unaudited)	2020 (a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	42,455	55,678
Shares issued in reinvestment of distributions to shareholders	232	—
Net increase in shares outstanding	42,687	55,678
Shares outstanding at beginning of period	55,678	—
Shares outstanding at end of period	98,365	55,678

Investor Class
Shares sold	38,471	60,275
Shares issued in reinvestment of distributions to shareholders	155	—
Net increase in shares outstanding	38,626	60,275
Shares outstanding at beginning of period	60,275	—
Shares outstanding at end of period	98,901	60,275

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Year		Year	Year	Year	Year
	May 31,		Ended		Ended	Ended	Ended	Ended
	2021		Nov. 30,		Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
	(Unaudited)		2020		2019	2018	2017	2016
Net asset value at beginning of period	$16.68		$15.91		$15.55	$18.62	$16.60	$15.63
Income (loss) from investment operations:
Net investment income (loss)	(0.00	) (a)(b)	0.10	(b)	0.05 (b)	0.03 (b)	0.01 (b)	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	5.60		0.72	(c)	0.76	(1.70)	3.54	1.40
Total from investment operations	5.60		0.82		0.81	(1.67)	3.55	1.64
Less distributions from:
Net investment income	(0.14)		(0.05)		(0.05)	(0.01)	(0.24)	(0.04)
Net realized gains	—		—		(0.40)	(1.39)	(1.29)	(0.63)
Total distributions	(0.14)		(0.05)		(0.45)	(1.40)	(1.53)	(0.67)
Net asset value at end of period	$22.14		$16.68		$15.91	$15.55	$18.62	$16.60
Total return (d)	33.76	% (e)	5.16%		5.03%	(9.02%)	21.70%	10.73%
Net assets at end of period (000’s)	$641,079		$327,121		$617,686	$907,366	$1,116,584	$993,904
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.02	% (f)	1.25%		1.41%	1.37%	1.37%	1.38%
Ratio of net expenses to average net assets	0.99	% (f)(g)	1.22	% (g)	1.41%	1.37%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	(0.04	%) (f)(g)	0.73	% (g)	0.36%	0.17%	0.03%	1.62%
Portfolio turnover rate	12	% (e)	30%		33%	39%	22%	36%

(a)	Amount rounds to less than $0.01 per share.

(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reimbursed expenses for the period ended May 31, 2021 and the year ended November 30, 2020 (Note 4).

(e)	Not annualized.

(f)	Annualized

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Year		Year		Year		Year		Year
	May 31,		Ended		Ended		Ended		Ended		Ended
	2021		Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,		Nov. 30,
	(Unaudited)		2020		2019		2018		2017		2016
Net asset value at beginning of period	$16.56		$15.78		$15.43		$18.54		$16.52		$15.57
Income (loss) from investment operations:
Net investment income (loss)	(0.03	) (a)	0.07	(a)	0.02	(a)	(0.03	) (a)	(0.05	) (a)	0.30
Net realized and unrealized gains (losses) on investments and foreign currencies	5.57		0.71	(b)	0.73		(1.69)		3.53		1.28
Total from investment operations	5.54		0.78		0.75		(1.72)		3.48		1.58
Less distributions from:
Net investment income	(0.09)		—		—		—		(0.17)		(0.00	) (c)
Net realized gains	—		—		(0.40)		(1.39)		(1.29)		(0.63)
Total distributions	(0.09)		—		(0.40)		(1.39)		(1.46)		(0.63)
Net asset value at end of period	$22.01		$16.56		$15.78		$15.43		$18.54		$16.52
Total return (d)	33.62	% (e)	4.94%		4.89%		(9.30%)		21.32%		10.36%
Net assets at end of period (000’s)	$7,859		$4,914		$6,682		$19,811		$36,777		$58,213
Ratios/supplementary data:
Ratio of total expenses to average net assets	1.80	% (f)	2.02%		2.03%		1.72%		1.70%		1.70%
Ratio of net expenses to average net assets	1.24	% (f)(g)	1.44	% (g)	1.70	% (g)	1.70	% (g)	1.70%		1.70%
Ratio of net investment income (loss) to average net assets	(0.28	%) (f)(g)	0.53	% (g)	0.10	% (g)	(0.18	%) (g)	(0.32%)		1.39%
Portfolio turnover rate	12	% (e)	30%		33%		39%		22%		36%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.

(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.

(c)	Amount rounds to less than $0.01 per share.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reimbursed expenses for the period ended May 31, 2021 and years ended November 30, 2020, 2019, and 2018 (Note 4).

(e)	Not annualized.

(f)	Annualized

(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period
	May 31,		Ended
	2021		Nov. 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$11.02		$10.00
Income from investment operations:
Net investment income (b)	0.04		0.05
Net realized and unrealized gains on investments and foreign currencies	2.59		0.97
Total from investment operations	2.63		1.02
Less distributions from:
Net investment income	(0.05)		—
Net asset value at end of period	$13.60		$11.02
Total return (c)	23.93	% (d)	10.20	% (d)
Net assets at end of period (000’s)	$1,337		$613
Ratios/supplementary data:
Ratio of total expenses to average net assets	13.62	% (e)	21.16	% (e)
Ratio of net expenses to average net assets (f)	0.99	% (e)	1.03	% (e)
Ratio of net investment income to average net assets (f)	0.66	% (e)	0.72	% (e)
Portfolio turnover rate	19	% (d)	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months
	Ended		Period
	May 31,		Ended
	2021		Nov. 30,
	(Unaudited)		2020 (a)
Net asset value at beginning of period	$11.00		$10.00
Income from investment operations:
Net investment income (b)	0.03		0.04
Net realized and unrealized gains on investments and foreign currencies	2.58		0.96
Total from investment operations	2.61		1.00
Less distributions from:
Net investment income	(0.03)		—
Net asset value at end of period	$13.58		$11.00
Total return (c)	23.77	% (d)	10.00	% (d)
Net assets at end of period (000’s)	$1,343		$663
Ratios/supplementary data:
Ratio of total expenses to average net assets	13.91	% (e)	21.14	% (e)
Ratio of net expenses to average net assets (f)	1.24	% (e)	1.27	% (e)
Ratio of net investment income to average net assets (f)	0.49	% (e)	0.52	% (e)
Portfolio turnover rate	19	% (d)	25	% (d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.

(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2021 (Unaudited)

1.	Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of May 31, 2021:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$635,205,056	$—	$—	$635,205,056
Money Market Funds	12,878,756	—	—	12,878,756
Total	$648,083,812	$—	$—	$648,083,812

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$904,182	$1,715,919	$—	$2,620,101
Money Market Funds	158,142	—	—	158,142
Total	$1,062,324	$1,715,919	$—	$2,778,243

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2021.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions and 3) the difference between the amounts

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to each Class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2021 and November 30, 2020 was as follows:

	Period	Ordinary	Long-Term	Total
Lyrical U.S. Value Equity Fund	End	Income	Capital Gains	Distributions
Institutional Class	5/31/2021	$2,695,258	$—	$2,695,258
	11/30/2020	$1,934,332	$—	$1,934,332
Investor Class	5/31/2021	$28,364	$—	$28,364
	11/30/2020	$—	$—	$—

Lyrical International	Period	Ordinary	Long-Term	Total
Value Equity Fund	End	Income	Capital Gains	Distributions
Institutional Class	5/31/2021	$2,673	$—	$2,673
	11/30/2020	$—	$—	$—
Investor Class	5/31/2021	$1,784	$—	$1,784
	11/30/2020	$—	$—	$—

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2021:

	Lyrical	Lyrical
	U.S. Value	International Value
	Equity Fund	Equity Fund
Tax cost of portfolio investments	$466,191,717	$2,386,034
Gross unrealized appreciation	$191,920,705	$439,523
Gross unrealized depreciation	(10,028,610)	(47,314)
Net unrealized appreciation	181,892,095	392,209
Net unrealized appreciation on foreign currency translation	—	88
Accumulated ordinary income (loss)	(106,482)	4,212
Capital loss carryforwards	(39,540,085)	(34,004)
Other gains	18,796,288	136,206
Accumulated earnings	$161,041,816	$498,711

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely:

	Lyrical U.S. Equity	Lyrical International
	Value Fund	Equity Value Fund
No expiration - short-term	$—	$34,004
No expiration - long-term	$39,540,085	$—

These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended May 31, 2021, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $230,182,448 and $55,390,997, respectively, for Lyrical U.S. Value Equity Fund and $1,352,688 and $349,969, respectively, for Lyrical International Value Equity Fund.

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by Lyrical Asset Management L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net assets. During the six months ended May 31, 2021, the Adviser earned $2,008,764 and $7,690 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2022, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class
0.99%	1.24%

Accordingly, during the six months ended May 31, 2021, the Adviser reduced its advisory fees by $31,033 and reimbursed other operating expenses of $77,184 for Lyrical U.S. Value Equity Fund and the Adviser did not collect any of its investment advisory fees from Lyrical International Value Equity Fund and reimbursed other operating expenses of $107,312.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2021, the Adviser may seek repayment of advisory fee reductions and expense reimbursements no later than the dates below:

	November 30,	November 30,	November 30,	May 31,
	2021	2022	2023	2024	Total
Lyrical U.S. Value Equity Fund	$2,848	$27,433	$136,716	$108,217	$275,214
Lyrical International Value Equity Fund	$—	$—	$148,703	$115,002	$263,705

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of each Fund for acting as principal underwriter.

A Trustee and certain officers of the Trust are also officers of Ultimus.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2021, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund incurred $7,857 and $1,121, respectively, of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,300 annual retainer from each Fund, paid quarterly, except for the Board Chairperson who receives a $1,500 annual retainer from each Fund, paid in quarterly installments. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2021, the following shareholders owned of record 25% or more of the outstanding shares of Lyrical International Value Equity Fund:

NAME OF RECORD OWNERS	% Ownership
Lyrical International Value Equity Fund - Institutional Class
Lyrical Asset Management L.P.	51%
Charles Schwab & Company (for the benefit of its customers)	41%
Lyrical International Value Equity Fund - Investor Class
Lyrical Asset Management L.P.	51%
Charles Schwab & Company (for the benefit of its customers)	34%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

As of May 31, 2021, Lyrical U.S. Value Equity Fund did not have any shareholders that owned of record 25% or more of the outstanding shares of the Fund.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. The Funds did not incur any borrowing costs during the six months ended May 31, 2021.

6.	Sector and Country Risks

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2021, Lyrical International Value Equity Fund had 26.2% of the value of its net assets invested in stocks within the Industrials sector.

As of May 31, 2021, Lyrical International Value Equity Fund had 27.9% of the value of its net assets invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LYRICAL FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2020) and held until the end of the period (May 31, 2021).

The tables below illustrate each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

LYRICAL FUNDS
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	December 1, 2020	May 31, 2021	Ratio(a)	Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,337.60	0.99%	$5.77
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Investor Class
Based on Actual Fund Return	$1,000.00	$1,336.20	1.24%	$7.22
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

	Beginning	Ending	Net	Expenses
	Account Value	Account Value	Expense	Paid During
	December 1, 2020	May 31, 2021	Ratio(a)	Period(b)
Lyrical International Value Equity Fund
Institutional Class
Based on Actual Fund Return	$1,000.00	$1,239.30	0.99%	$5.53
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Investor Class
Based on Actual Fund Return	$1,000.00	$1,237.70	1.24%	$6.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

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CUSTOMER PRIVACY NOTICE

FACTS	WHAT DO THE LYRICAL U.S. VALUE EQUITY FUND AND THE LYRICAL INTERNATIONAL VALUE EQUITY FUND (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

■   Social Security number

■   Assets

■   Retirement Assets

■   Transaction History

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-884-8099

Who we are
Who is providing this notice?	Lyrical U.S. Value Equity Fund Lyrical International Value Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

We collect your personal information, for example, when you

Why can’t I limit all sharing?

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Federal law gives you the right to limit only

Definitions
Affiliates

Lyrical Asset Management LP, the investment adviser to the Funds, could be deemed to be an affiliate.

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Nonaffiliates	The Funds do not share with nonaffiliates so they can market to you. Companies not related by common ownership or control. They can be financial and nonfinancial companies
Joint marketing	The Funds do not jointly market. A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

LYRICAL-SAR-21

(b). Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Ultimus Managers Trust

By (Signature and Title)*		/s/ David K. James
David K. James, Secretary

Date		July 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, Principal Executive Officer

Date	July 28, 2021

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	July 28, 2021

* Print the name and title of each signing officer under his or her signature.